Schedule of Operating and Capital Lease Commitments (Details) - EUDA Health Limited [Member] - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Operating lease payments, 2022	$ 69,923	$ 48,126	$ 66,093
Finance lease payments, 2022	7,622	7,949	7,514
Total 2022	77,545	56,075	73,607
Operating lease payments, 2023	9,614		16,524
Finance lease payments, 2023	7,407	7,654	7,884
Total 2023	17,021	7,654	24,408
Operating lease payments, 2024
Finance lease payments, 2024	9,027	11,241	16,178
Total 2024	9,027	11,241	16,178
Total Operating lease payments	79,537	48,126	82,617
Total Finance lease payments	24,056	26,844	31,576
Total lease payments	103,593	74,970	114,193
Total Operating lease payments, discount	(2,063)	(1,013)	(2,755)
Total Finance lease payments, discount	(1,737)	(2,102)	(2,861)
Total lease payments	(3,800)	(3,115)	(5,616)
Present value of lease liabilities, operating lease payments	77,474	47,113	79,862
Present value of lease liabilities, finance lease payments	22,319	24,742	28,715
Total lease payments	$ 99,793	$ 71,855	$ 108,577